Income Taxes (Details Narrative) (USD $)	12 Months Ended	60 Months Ended
	Dec. 31, 2013	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal net operating loss carryforward	$ 24,220,407
Federal net operating loss carryforward expiration date	2026
Operating loss carry forwards	20,776,118
Operating loss carry forwards expiration date	2026
Federal and state tax credit amount		$ 1,506,596